Convertible Notes, at Fair Value (Tables)	12 Months Ended
Dec. 31, 2024
Convertible Notes, at Fair Value [Abstract]
Schedule of Convertible Notes Measured at Fair Value

As of December 31, 2024 and December 31, 2023, the balance of convertible notes measured at fair value was summarized as below:

	As of December 31,
	2024	2023
Current
Convertible Senior Notes due December 10, 2026 (“Convertible Senior Note”) (Note)	473,715,560	-
Convertible notes, at fair value, current	473,715,560	-
Non-current
Convertible Senior Notes due December 10, 2026 (“Convertible Senior Note”)	-	420,712,380
Convertible Notes due June 28, 2027 (“Convertible Junior Note”)	464,847,231	-
Convertible notes, at fair value, non-current	464,847,231	420,712,380
Total convertible notes, at fair value	938,562,791	420,712,380